SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
2026	¥ 261,940
2027	10,436
2028
2029
2030
Thereafter
Total borrowings	¥ 272,376	¥ 246,254